Property, plant and equipment - Schedule of Roll Forward of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	$ 30,424
Impairment	(3,162)	$ (111,020)
Property, plant and equipment, ending balance	32,195	30,424
Cost
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	190,967	166,997
Additions	8,247	25,342
Disposals	(38)
Disposals		(1,366)
Effect of movements in exchange rates		(6)
Property, plant and equipment, ending balance	199,176	190,967
Cost | Building
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	0	0
Additions		852
Disposals		(852)
Effect of movements in exchange rates		0
Property, plant and equipment, ending balance		0
Cost | Computer equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	7,534	7,356
Additions	335	178
Disposals	0
Disposals		0
Effect of movements in exchange rates		0
Property, plant and equipment, ending balance	7,869	7,534
Cost | Furniture and fixtures
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	5,496	2,764
Additions	0	10
Disposals
Disposals		2,725
Effect of movements in exchange rates		(3)
Property, plant and equipment, ending balance	5,496	5,496
Cost | Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	14,349	10,780
Additions	703	1,227
Disposals	0
Disposals		2,335
Effect of movements in exchange rates		7
Property, plant and equipment, ending balance	15,052	14,349
Cost | Production and test equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	163,588	146,097
Additions	7,209	23,075
Disposals	(38)
Disposals		(5,574)
Effect of movements in exchange rates		(10)
Property, plant and equipment, ending balance	170,759	163,588
Accumulated depreciation and impairment reserves
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	185,248	181,967	$ 64,791
Depreciation	150	7,264
Disposals	(31)	(1,103)
Impairment	3,162	111,020
Effect of movements in exchange rates		(5)
Property, plant and equipment, ending balance	185,248	181,967
Accumulated depreciation and impairment reserves | Building
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance		0	$ 0
Depreciation		0
Disposals		(852)
Impairment		852
Effect of movements in exchange rates		0
Property, plant and equipment, ending balance		0
Accumulated depreciation and impairment reserves | Computer equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(6,989)	(5,951)
Depreciation	0	455
Disposals	0	0
Impairment	276	585
Effect of movements in exchange rates		(2)
Property, plant and equipment, ending balance	(7,265)	(6,989)
Accumulated depreciation and impairment reserves | Furniture and fixtures
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(2,196)	(1,328)
Depreciation	0	474
Disposals	0	(60)
Impairment	0	458
Effect of movements in exchange rates		(4)
Property, plant and equipment, ending balance	(2,196)	(2,196)
Accumulated depreciation and impairment reserves | Leasehold improvements
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(10,749)	(8,535)
Depreciation	0	1,171
Disposals	0	196
Impairment	425	850
Effect of movements in exchange rates		(3)
Property, plant and equipment, ending balance	(11,174)	(10,749)
Accumulated depreciation and impairment reserves | Production and test equipment
Property, Plant and Equipment [Roll Forward]
Property, plant and equipment, beginning balance	(162,033)	(48,977)
Depreciation	150	5,164
Disposals	(31)	(387)
Impairment	2,461	108,275
Effect of movements in exchange rates		4
Property, plant and equipment, ending balance	$ (164,613)	$ (162,033)